Financial assets and liabilities (Tables)	12 Months Ended
Jun. 30, 2023
Disclosure Of Financial Assets And Liabilities [Abstract]
Summary of Financial Instruments
The Group holds the following financial instruments:

Financial assets (in U.S. dollars, in thousands)	Notes	Assets at FVOCI(1)	Assets at FVTPL(2)	Assets at amortized cost	Total
As of June 30, 2023
Cash & cash equivalents	5(a)	—	—	71,318	71,318
Trade & other receivables	5(b)	—	—	6,998	6,998
Financial assets at fair value through other comprehensive income	5(c)	1,757	—	—	1,757
Other non-current assets	5(d)	—	—	2,326	2,326
		1,757	—	80,642	82,399
As of June 30, 2022
Cash & cash equivalents	5(a)	—	—	60,447	60,447
Trade & other receivables	5(b)	—	—	4,403	4,403
Financial assets at fair value through other comprehensive income	5(c)	1,758	—	—	1,758
Other non-current assets	5(d)	—	—	1,930	1,930
		1,758	—	66,780	68,538
(1)Fair value through other comprehensive income
(2)Fair value through profit or loss

Financial liabilities (in U.S. dollars, in thousands)	Notes	Liabilities at FVOCI(1)	Liabilities at FVTPL(2)	Liabilities at amortized cost	Total
As of June 30, 2023
Trade and other payables	5(e)	—	—	20,145	20,145
Borrowings	5(f)	—	—	108,763	108,763
Contingent consideration	5(g)(iii)	—	17,199	—	17,199
Warrant liability	5(g)(vi)	—	5,426	—	5,426
		—	22,625	128,908	151,533
As of June 30, 2022
Trade and other payables	5(e)	—	—	23,079	23,079
Borrowings	5(f)	—	—	96,634	96,634
Contingent consideration	5(g)(iii)	—	23,284	—	23,284
Warrant liability	5(g)(vi)	—	2,185	—	2,185
		—	25,469	119,713	145,182
(1)Fair value through other comprehensive income
(2)Fair value through profit or loss

Summary of Cash and Cash Equivalents
a.    Cash and cash equivalents

	As of June 30,
(in U.S. dollars, in thousands)	2023	2022
Cash at bank	70,920	60,034
Deposits at call(1)	398	413
	71,318	60,447

(1)	As of June 30, 2023 and June 30, 2022, interest-bearing deposits at call include amounts of $0.4 million and $0.4 million, respectively, held as security and restricted for use.

Summary of Trade and Other Receivables and Prepayments
b.    Trade and other receivables and prepayments
(i)    Trade and other receivables

	As of June 30,
(in U.S. dollars, in thousands)	2023	2022
Trade debtors	2,276	2,224
Tax incentives recoverable	2,363	—
Foreign withholding tax recoverable	471	471
U.S. Tax credits	1,473	1,473
Net investment in sublease	195	—
Interest receivables	18	—
Other recoverable taxes (Goods and services tax and value-added tax)	202	235
Trade and other receivables	6,998	4,403
(ii)    Prepayments

	As of June 30,
(in U.S. dollars, in thousands)	2023	2022
Clinical trial research and development expenditure	950	1,313
Prepaid insurance and subscriptions	2,025	2,420
Other	367	1,254
Prepayments	3,342	4,987

Summary of Financial Assets at Fair Value through Other Comprehensive Income
Financial assets at fair value through other comprehensive income include the following classes of financial assets:

	As of June 30,
(in U.S. dollars, in thousands)	2023	2022
Unlisted securities:
Equity securities	1,757	1,758
	1,757	1,758

Summary of Other Non-current Assets	Other non-current assets

	As of June 30,
(in U.S. dollars, in thousands)	2023	2022
Bank guarantee	481	500
Net investment in sublease	414	—
Letter of credit	1,179	1,178
Security deposit	252	252
	2,326	1,930

Summary of Trade and Other Payables	Trade and other payables

	As of June 30,
(in U.S. dollars, in thousands)	2023	2022
Trade payables and other payables	20,145	23,079
Trade and other payables	20,145	23,079

Summary of Borrowings
f.    Borrowings

	As of June 30,
(in U.S. dollars, in thousands)	2023	2022
Borrowings
Secured liabilities:
Borrowing arrangements	81,919	81,919
Less: transaction costs	(8,740)	(8,247)
Amortization of carrying amount, net of payments made	35,584	22,962
	108,763	96,634

	As of June 30,
(in U.S. dollars, in thousands)	2023	2022
Borrowings
Current
Borrowings - NovaQuest	336	372
Borrowings - Oaktree	5,616	4,645
	5,952	5,017
Non-current
Borrowings - NovaQuest	55,739	47,898
Borrowings - Oaktree	47,072	43,719
	102,811	91,617
	108,763	96,634

Summary of Net Debt
(iii)    Net debt reconciliation

	As of June 30,
(in U.S. dollars, in thousands)	2023	2022
Cash and cash equivalents	71,318	60,447
Borrowings	(108,763)	(96,634)
Lease liabilities	(7,732)	(10,271)
Warrant liability	(5,426)	(2,185)
Net Debt(1)	(50,603)	(48,643)

Cash and cash equivalents	71,318	60,447
Gross debt - fixed interest rates	(116,495)	(106,905)
Gross debt - variable interest rates	—	—
Warrant liability	(5,426)	(2,185)
Net Debt(1)	(50,603)	(48,643)
(1)Net debt amount includes leases and borrowing arrangements

Summary of Net Debt Reconciliation

	Liabilities from financing activities				Other assets
(in U.S. dollars, in thousands)	Borrowings	Leases	Warrant liability	Sub-total	Cash and cash equivalents	Total
Net Debt as at June 30, 2022	(96,634)	(10,271)	(2,185)	(109,090)	60,447	(48,643)
Cash Flows(1)	5,926	3,170	—	9,096	11,039	20,135
Remeasurement adjustments	358	—	(2,205)	(1,847)	—	(1,847)
Other Changes(2)	(18,413)	(738)	—	(19,151)	—	(19,151)
Issuance of warrants	—	—	(1,036)	(1,036)	—	(1,036)
Acquisition – leases	—	—	—	—	—	—
Foreign exchange adjustments	—	107		107	(168)	(61)
Net Debt as at June 30, 2023	(108,763)	(7,732)	(5,426)	(121,921)	71,318	(50,603)
(1)Cash flows include the payments of borrowings, lease liabilities, interest and debt transaction costs which are presented as financing cash flows in the statement of cash flows.
(2)Other changes include modification of leases and accrued interest expenses for borrowings and leases.

Summary of Financial Assets and Liabilities Measured and Recognized at Fair Value
The following table presents the Group's financial assets and financial liabilities measured and recognized at fair value as of June 30, 2023 and June 30, 2022 on a recurring basis, categorized by level according to the significance of the inputs used in making the measurements:

As of June 30, 2023
(in U.S. dollars, in thousands)	Notes	Level 1	Level 2	Level 3	Total
Financial Assets
Financial assets at fair value through other comprehensive income:
Equity securities - biotech sector	5(c)	—	—	1,757	1,757
Total Financial Assets		—	—	1,757	1,757

Financial Liabilities
Financial liabilities at fair value through profit or loss:
Contingent consideration	5(g)(iii)	—	—	17,199	17,199
Warrant liabilities	5(g)(vi)	—	—	5,426	5,426
Total Financial Liabilities		—	—	22,625	22,625

As of June 30, 2022
(in U.S. dollars, in thousands)	Notes	Level 1	Level 2	Level 3	Total
Financial Assets
Financial assets at fair value through other comprehensive income:
Equity securities - biotech sector	5(c)	—	—	1,758	1,758
Total Financial Assets		—	—	1,758	1,758

Financial Liabilities
Financial liabilities at fair value through profit or loss:
Contingent consideration	5(g)(iii)	—	—	23,284	23,284
Warrant liabilities	5(g)(vi)	—	—	2,185	2,185
Total Financial Liabilities		—	—	25,469	25,469

Summary of Changes in the Contingent Consideration Fair Value of Level 3 Instruments
The following table presents the changes in the contingent consideration balances within the level 3 instruments for the years ended June 30, 2023 and June 30, 2022:

(in U.S. dollars, in thousands)	Contingent consideration provision
Opening balance - July 1, 2021	25,409
Amount used during the period	(1,212)
Charged/(credited) to consolidated income statement:
Remeasurement(1)	(913)
Closing balance - June 30, 2022	23,284

Opening balance - July 1, 2022	23,284
Reclassification during the period	2,686
Charged/(credited) to consolidated income statement:
Remeasurement(2)	(8,771)
Closing balance - June 30, 2023	17,199

(1)
In the year ended June 30, 2022, a gain of $0.9 million was recognized on the remeasurement of contingent consideration pertaining to the acquisition of assets from Osiris. This remeasurement was a net result of changing the key assumptions of the contingent consideration valuation such as developmental timelines, market growth and the increase in valuation as the time period shortens between the valuation date and the potential settlement dates of contingent consideration.

(2)
In the year ended June 30, 2023, a gain of $8.8 million was recognized on the remeasurement contingent consideration pertaining to the acquisition of assets from Osiris. This remeasurement was a net result of changing key assumptions of the contingent consideration valuation, such as probability of payment, development timelines and the increase in valuation as the time period shortens between the valuation date and the potential settlement dates of contingent consideration, including the impact from the complete response from the FDA on the Group's BLA for remestemcel-L for the treatment of pediatric SR-aGVHD in August 2023. The assumptions relating to development timelines have been updated to reflect current expectations as a result of the complete response, as discussed in Note 15.

Summary of Quantitative Information About the Significant Unobservable Inputs Used in Level 3 Fair Value Measurements
The following table summarizes the quantitative information about the significant unobservable inputs used in level 3 fair value measurements:

Range of inputs (weighted average)
(in U.S. dollars, in thousands, except percent data) Description	Fair value as of June 30, 2023)	Fair value as of June 30, 2022)	Valuation technique	Unobservable inputs(1)	Year Ended June 30, 2023	Year Ended June 30, 2022	Relationship of unobservable inputs to fair value
Contingent consideration provision	17,199	23,284	Discounted cash flows	Risk adjusted discount rate	11%-13% (12.5%)	11%-13% (12.5%)
Year ended June 30, 2023: A change in the discount rate by 0.5% would increase/decrease the fair value by 0.01%.
Year ended June 30, 2022: A change in the discount rate by 0.5% would increase/decrease the fair value by 0.2%.

				Expected unit sales price	Various	Various
Year ended June 30, 2023: A change in the price assumptions by 10% would increase/decrease the fair value by 0.1%.
Year ended June 30, 2022: A change in the price assumptions by 10% would increase/decrease the fair value by 2%.

				Expected sales volumes	Various	Various
Year ended June 30, 2023: A change in the volume assumptions by 10% would increase/decrease the fair value by 0.1%.
Year ended June 30, 2022: A change in the volume assumptions by 10% would increase/decrease the fair value by 2%.

				Probability of success and payment	Various	Various
Year ended June 30, 2023: A change in the probability of success and payment assumptions by 10% and 20% would increase/decrease the fair value by 8% and 16%, respectively.
Year ended June 30, 2022: A change in the probability of success and payment assumptions by 10% and 20% would increase/decrease the fair value by 8.6% and 17.2%, respectively.

(1)There were no significant inter-relationships between unobservable inputs that materially affect fair values.

Disclosure of Detailed Information About Valuation Processes of Contingent Consideration at Fair Value Explanatory

	As of June 30,
The fair value of contingent consideration (in U.S. dollars, in thousands)	2023	2022
Fair value of cash or stock payable, dependent on achievement of future late-stage clinical or regulatory targets	16,606	17,827
Fair value of royalty payments from commercialization of the intellectual property acquired	593	5,457
	17,199	23,284

Summary of Warrant Liability
(vi)    Warrant liability

(in U.S. dollars, in thousands)	As of June 30,
Warrant liability	2023	2022
Opening balance	2,185	—
Warrants fair value at grant date - November 19, 2021	—	8,081
Warrants fair value at grant date - December 22, 2022	1,036	—
Remeasurement of warrant liability	2,205	(5,896)
Closing Balance	5,426	2,185

Summary of Fair Value of Warrants	The following assumptions were based on observable market conditions that existed as of June 30, 2023 and 2022.

(in U.S. dollars, except percent data and as otherwise noted) Assumption	As of June 30, 2023	As of June 30, 2022	Rationale
Share Price	$3.91	$2.22	Closing share price on valuation date from external market source
Exercise Price	$3.70 to $7.26	$7.26	As per subscription agreement
Expected Term	6 to 7 years	7 years	As per subscription agreement
Dividend Yield	0%	0%	Based on Company’s nil dividend history
Expected Volatility	81.26%	83.22%	Based on historical volatility data for the Company
Risk Free Interest Rate	4.01%	3.08%	Based on the closing U.S. treasury issued 7 year bonds on valuation date
Fair value per warrant	$2.3103 to $2.9401	$1.2350	Determined using Black-Scholes valuation model with the inputs above
Fair value	$5,426,212	$2,185,476	Fair value of 2,224,669 warrants of $5,426,212 as of June 30, 2023 and fair value of 1,769,669 warrants of $2,185,476 as of June 30, 2022